Labor obligations - Movements in defined benefit obligation (Details) - Defined benefit plan - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in net defined benefit liability (asset) [abstract]
Current service cost	$ 7,467	$ 7,995	$ 7,629
Interest cost	7,677	7,672	6,664
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	10,131		5,815
Actuarial gains and losses arising from experience assumptions	14,042	(4,199)	(2,282)
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Present value of defined benefit obligation at beginning of period	127,479	111,921	106,414
Current service cost	7,467	7,995	7,629
Interest cost	7,677	7,672	6,664
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	(10,131)		(5,815)
Actuarial gains and losses arising from experience assumptions	(14,042)	4,199	2,282
Benefits paid	(38,545)	(4,308)	(5,253)
Present value of defined benefit obligation at end of period	$ 79,905	$ 127,479	$ 111,921